Capital Stock - Dividends (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 02, 2011	Sep. 23, 2011	May 20, 2011	Feb. 03, 2011	Jan. 31, 2011
Class of Stock Disclosures [Abstract]
Dividends Amount Per Share					$ 0.175	$ 0.15	$ 0.15	$ 0.15
Prior period annual dividend per share (in dollars per share)									$ 0.04
Total Dividends	$ 61.2	$ 54.3	$ 55.9	$ 57.0